OIL AND GAS SALES AND MARKETING REVENUES (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of detailed information about oil and gas sales and marketing revenues [line items]
Gross sales	¥ 142,863		¥ 202,635	¥ 191,966
Less: Royalties	(2,725)		(4,432)	(4,215)
PRC government's share of oil	(537)		(1,030)	(1,194)
Oil and gas sales	139,601	$ 21,395	197,173	186,557
Marketing revenues	¥ 12,131	$ 1,859	¥ 30,867	¥ 35,830
Maximum [member]
Disclosure of detailed information about oil and gas sales and marketing revenues [line items]
Period of payment after the delivery of oil and gas	30 days	30 days
Period between payment and transfer of associated goods for contract applying practical expedient	1 year	1 year